Equity-accounted investees (Details Textual) - USD ($) $ in Thousands		1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 14, 2018	Jul. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 11, 2019	May 15, 2018	Dec. 01, 2017
Equity-accounted investees [Line Items]
Investments accounted for using equity method					$ 109,435		$ 109,435	$ 111,549	$ 152,630
Percentage of voting equity interests acquired									50.00%		50.00%	50.00%
Dividends paid, classified as financing activities							$ 329,787	550,352	$ 373,933
Description of Dividend Distribution							50% of the distributed dividend was charged to retained earnings generated subsequent to 2014, in line with the Company’s statutes that establish that 37% of the distributed dividend corresponds to SQM. The remaining 50% was charged to retained earnings generated between 2004 and 2014, in line with the entity’s statutes that establish that 50% of the distributed dividend corresponds to SQM.
Kore Potash Ltd. [Member]
Equity-accounted investees [Line Items]
Proportion of ownership interest in associate		19.67%
Doctochem Tarim Sanayi Ticaret LTD [Member]
Equity-accounted investees [Line Items]
Percentage of voting equity interests acquired										100.00%
Abu Dhabi Fertilizer Industries WLL
Equity-accounted investees [Line Items]
Dividends paid, classified as financing activities			$ 7,034	$ 10,890
Description of Dividend Distribution							50
Ajay North America
Equity-accounted investees [Line Items]
Dividends paid, classified as financing activities				1,432	$ 5,706			$ 5,728
Ajay North Europe SARL [Member]
Equity-accounted investees [Line Items]
Dividends paid, classified as financing activities			1,622			$ 2,107
SQM Thailand Co Ltd [Member]
Equity-accounted investees [Line Items]
Dividends paid, classified as financing activities	$ 759		$ 906
Kore Potash PLC [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method		$ 2,600		$ 3,000
Doktor Tarsa Tarim [Member] | Plantacote N.V [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method									$ 4,208
Proportion of ownership interest in associate									100.00%